Property, Plant and Equipment - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	$ 19,595		$ 17,897
Total accumulated depreciation	(14,581)		(14,127)
Total property, plant and equipment, net	5,014		3,770
Depreciation charge for the 6 months ended June 30,	436	$ 315	315
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	15,711		14,554
Total accumulated depreciation	(11,599)		(11,284)
Buildings and leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	218		224
Total accumulated depreciation	(27)		(13)
Office equipment and furniture [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	2,446		2,421
Total accumulated depreciation	(2,351)		(2,334)
Computer equipment and licences [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	1,220		698
Total accumulated depreciation	$ (604)		$ (496)